Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000005470 | Veeva Systems
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005470 | Hologic
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005470 | Alnylam Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005470 | PTC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005470 | Hilton Worldwide Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005470 | Cheniere Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005470 | Tyler Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005470 | Agilent Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005470 | Yum! Brands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005470 | Textron
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005470 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000005470 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000005470 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000005470 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000005470 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005470 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005470 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005470 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005470 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005470 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005471 | Veeva Systems
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005471 | Hologic
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005471 | Alnylam Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005471 | PTC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005471 | Hilton Worldwide Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005471 | Cheniere Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005471 | Tyler Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005471 | Agilent Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005471 | Yum! Brands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005471 | Textron
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005471 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000005471 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000005471 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000005471 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000005471 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005471 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005471 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005471 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005471 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005471 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005472 | Veeva Systems
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005472 | Hologic
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005472 | Alnylam Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005472 | PTC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005472 | Hilton Worldwide Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005472 | Cheniere Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005472 | Tyler Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005472 | Agilent Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005472 | Yum! Brands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005472 | Textron
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005472 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000005472 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000005472 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000005472 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000005472 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005472 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005472 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005472 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005472 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005472 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000159676 | Veeva Systems
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159676 | Hologic
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159676 | Alnylam Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159676 | PTC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159676 | Hilton Worldwide Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159676 | Cheniere Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159676 | Tyler Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159676 | Agilent Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159676 | Yum! Brands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159676 | Textron
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159676 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000159676 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000159676 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000159676 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000159676 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000159676 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000159676 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000159676 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159676 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159676 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219320 | Veeva Systems
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219320 | Hologic
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219320 | Alnylam Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219320 | PTC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219320 | Hilton Worldwide Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219320 | Cheniere Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219320 | Tyler Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219320 | Agilent Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219320 | Yum! Brands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219320 | Textron
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219320 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000219320 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000219320 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000219320 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000219320 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000219320 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219320 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219320 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219320 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219320 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.40%